Sky Growth Merger (Sky Growth Merger [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Sky Growth Merger [Member]
Business Acquisition [Line Items]
Business Acquisition Disclosure
Sky Growth Merger:

The Transactions
We were acquired at the close of business on September 28, 2012 through the Merger. Holdings and its wholly-owned subsidiaries were formed by affiliates of TPG solely for the purposes of completing the Merger and the related transactions. At the time of the Merger, each share of our common stock issued and outstanding immediately prior to the close of the Merger was converted into the right to receive cash. Aggregate consideration tendered at September 28, 2012 was for 100% of the equity of the Company. Subsequent to the Merger, we became an indirect, wholly owned subsidiary of Holdings.

The Merger was accounted for as a purchase business combination in accordance with ASC 805, Business Combinations, whereby the purchase price paid to effect the Merger was allocated to recognize the acquired assets and liabilities assumed at fair value. The acquisition method of accounting uses the fair value concept defined in ASC 820, “Fair Value Measurements and Disclosures.” ASC 805 requires, among other things, that most acquired assets and liabilities in a business purchase combination be recognized at their fair values as of the Merger date. The process for estimating the fair values of acquired in-process research and development, identifiable intangible assets and certain tangible assets required the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, timing and probability of success to complete in-process projects and projecting regulatory approvals. Under ASC 805, transaction costs are not included as a component of consideration transferred. The Merger related transaction costs were comprised of investment bank fees, accounting fees, legal fees, and other fees. The excess of the purchase price (consideration transferred) over the estimated amounts of identifiable assets acquired and liabilities assumed as of the effective date of the Merger was allocated to goodwill in accordance with ASC 805, which mainly represents intangible assets related to our know-how, including our workforce’s expertise in R&D and manufacturing that do not qualify for separate recognition. The purchase price allocation is subject to completion of our analysis of the fair value of the assets and liabilities as of the effective date of the Merger. Accordingly, the purchase price allocation is preliminary and may be adjusted upon completion of the final valuation. These adjustments could be material. The final valuation is expected to be completed as soon as practicable but no later than one year from the consummation of the Merger.

Transactions with Manager
In connection with the Merger and the related transactions, the Company entered into a management services agreement with an affiliate of TPG (the “Manager”). Pursuant to the agreement, in exchange for on-going consulting and management advisory services, the Manager receives an annual monitoring fee paid quarterly equal to 1% of EBITDA as defined under the Company’s senior secured credit facilities. There is an annual cap of $4 million for this fee. The Manager also receives reimbursement for out-of-pocket expenses incurred in connection with services provided pursuant to the agreement. The Company recorded an expense of $533 thousand for the three months ended June 30, 2013 and $1,394 thousand for the six months ended June 30, 2013 for consulting and management advisory service fees and out-of-pocket expenses, which are included in selling, general and administrative expenses in the condensed consolidated statement of operations.

Sky Growth Merger:

The Transactions
We were acquired at the close of business on September 28, 2012 through a merger transaction with a wholly-owned subsidiary of Holdings. Holdings and its wholly-owned subsidiaries were formed by affiliates of TPG solely for the purposes of completing the Merger and the other related transactions. At the time of the Merger, each share of Company common stock issued and outstanding immediately prior to the close of the Merger was converted into the right to receive $50.00 in cash. Aggregate consideration tendered at September 28, 2012 was for 100% of the equity of the Company. Subsequent to the Merger, we became an indirect, wholly owned subsidiary of Holdings. The Merger was financed as follows:

•
Borrowings under the Company’s senior secured credit facilities (the “Senior Credit Facilities”) that entered into in conjunction with the Merger consisting of: (i) a seven-year senior secured term loan facility and (ii) a $150,000 thousand senior secured revolving credit facility, which was undrawn at closing of the Merger and remained undrawn at December 31, 2012;

•	Issuance of 7.375% senior notes due 2020 (the “Notes”);

•	Equity investments from Holdings funded by affiliates of TPG and management; and

•	Company cash on hand.

•	The Merger occurred simultaneously with:

•	The closing of the financing transactions and equity investments described above; and

•	The termination of the Company’s previous term loan facility and revolving credit facility. Amounts outstanding under these facilities were paid off at the closing of the Merger.

The Merger was accounted for as a purchase business combination in accordance with ASC 805, Business Combinations, whereby the purchase price paid to effect the Merger was allocated to recognize the acquired assets and liabilities assumed at fair value. The acquisition method of accounting uses the fair value concept defined in ASC 820, “Fair Value Measurements and Disclosures.” ASC 805 requires, among other things, that most acquired assets and liabilities in a business purchase combination be recognized at their fair values as of the Merger date and that the fair value of acquired in-process research and development (“IPR&D”) be recorded on the balance sheet regardless of the likelihood of success of the related product or technology as of the completion of the Merger. The process for estimating the fair values of IPR&D, identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, timing and probability of success to complete in-process projects and projecting regulatory approvals. Under ASC 805, transaction costs are not included as a component of consideration transferred. The Merger related transaction costs were comprised of investment bank fees, accounting fees, legal fees, and other fees. The excess of the purchase price (consideration transferred) over the estimated amounts of identifiable assets acquired and liabilities assumed as of the effective date of the Merger was allocated to goodwill in accordance with ASC 805. The purchase price allocation is subject to completion of our analysis of the fair value of the assets and liabilities as of the effective date of the Merger. Accordingly, the purchase price allocation below is preliminary and may be adjusted upon completion of the final valuation. These adjustments could be material. The final valuation is expected to be completed as soon as practicable but no later than one year from the consummation of the Merger. The establishment of the fair value of the consideration for an acquisition, and the allocation to identifiable tangible and intangible assets and liabilities requires the extensive use of accounting estimates and management judgment. We believe the fair values assigned to the acquired assets and liabilities are based on reasonable estimates and assumptions based on data currently available. The Merger and the allocation of the purchase price have been recorded as of September 29, 2012. The sources and uses of funds in connection with the Transactions are summarized below ($ in thousands):

Sources:		Uses:
Senior secured term loan	$1,055,000	Cash purchase of equity	$1,908,725
7.375% Senior notes	490,000	Prior debt and accrued interest	337,704
Sponsor equity contribution	690,000	Total purchase price	2,246,429
Company cash on hand	144,791	Transaction costs	133,362
Total source of funds	$2,379,791	Total use of funds	$2,379,791

The allocation of the purchase price on a preliminary basis at September 29, 2012 was as follows ($ in thousands):

As of
September 29, 2012
Cash on hand	$278,879
Accounts receivable, net	113,902
Inventories	118,704
Property, plant and equipment, net	129,416
Intangible assets	1,303,300
Other current and non-current assets	83,493
Total identifiable assets	2,027,694

Accounts payable	36,304
Payables due to distribution agreement partners	55,983
Accrued government pricing liabilities	43,010
Accrued legal settlements	58,917
Other current liabilities	89,231
Other long-term liabilities	13,568
Deferred income taxes	334,904
Total liabilities assumed	631,917

Net identifiable assets acquired	1,395,777
Goodwill	850,652
Total purchase price allocation	$2,246,429

None of the goodwill identified above and recorded on the Consolidated Balance Sheet as of December 31, 2012 will be deductible for income tax purposes. Goodwill mainly represents intangible assets related to our knowhow, including our workforce’s expertise in R&D and manufacturing that do not qualify for separate recognition in accordance with ASC 805.

Supplemental Pro forma Information (unaudited)

The following unaudited pro forma information for the years ended December 31, 2012 and December 31, 2011 assumes the Merger occurred as of January 1, 2011.  The pro forma information is not necessarily indicative either of the combined results of operations that actually would have been realized had the Merger been consummated during the periods for which pro forma information is presented, or is it intended to be a projection of future results or trends.

(in thousands)	December 31, 2012	December 31, 2011
Total revenues	$1,050,007	$926,138
Loss from continuing operations	($84,305)	($245,466)

These amounts have been calculated after adjusting for the additional amortization and depreciation expense, cost of goods sold and interest expense that would have been recorded assuming the fair value adjustments to finite-lived intangible assets, property, plant and equipment, and inventory had been applied on January 1, 2011, and the debt incurred as a result of the Merger had been outstanding since January 1, 2011, together with the consequential tax effects.
Pro forma income from continuing operations for the twelve months ended December 31, 2012 was adjusted to exclude $28,235 thousand of Merger-related costs incurred with the consequential tax effects.  These costs were primarily investment bank fees, accounting fees, legal fees, and other fees.  Pro forma loss from continuing operations for the year ended December 31, 2011 was adjusted to include the Merger-related costs with the consequential tax effects.
Transactions with Manager
In connection with the Transactions, the Company entered into a management services agreement with an affiliate of TPG (the “Manager”) pursuant to which they received on the closing date an aggregate transaction fee of $20 million. In addition, pursuant to such agreement, and in exchange for on-going consulting and management advisory services, the Manager receives an annual monitoring fee paid quarterly equal to 1% of EBITDA as defined under the credit agreement for the Senior Credit Facilities. There is an annual cap of $4 million for this fee. The Manager also receives reimbursement for out-of-pocket expenses incurred in connection with services provided pursuant to the agreement. The Company recorded an expense of $675 thousand for consulting and management advisory service fees and out-of-pocket expenses which are included in selling, general and administrative expenses in the consolidated statement of operations in the period from September 29, 2012 to December 31, 2012 (Successor).